Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$174,279,036.15	0.4292587	$140,309,706.65	0.3455904	$33,969,329.50
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$834,609,036.15	0.6297368	$800,639,706.65	0.6041059	$33,969,329.50

Weighted Avg. Coupon (WAC)	3.27%		3.26%
Weighted Avg. Remaining Maturity (WARM)	46.59		45.66
Pool Receivables Balance	$872,101,067.05		$837,363,805.73
Remaining Number of Receivables	59,199		58,061

Adjusted Pool Balance	$854,639,236.53		$820,669,907.03

III. COLLECTIONS

Principal:
Principal Collections	$33,160,566.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$740,341.32
Total Principal Collections	$33,900,907.79

Interest:
Interest Collections	$2,345,224.26
Late Fees & Other Charges	$51,196.91
Interest on Repurchase Principal	$-
Total Interest Collections	$2,396,421.17

Collection Account Interest	$1,891.95
Reserve Account Interest	$211.01
Servicer Advances	$-

Total Collections	$36,299,431.92

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$36,299,431.92
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,299,431.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$726,750.89		$726,750.89	$726,750.89
Collection Account Interest					$1,891.95
Late Fees & Other Charges					$51,196.91
Total due to Servicer					$779,839.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$63,902.31		$63,902.31
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$539,115.31		$539,115.31	$539,115.31

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$34,821,478.86

9. Regular Principal Distribution Amount:					$33,969,329.50

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$33,969,329.50
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,969,329.50		$33,969,329.50
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,969,329.50		$33,969,329.50

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					852,149.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,461,830.52
Beginning Period Amount	$17,461,830.52
Current Period Amortization	$767,931.82
Ending Period Required Amount	$16,693,898.70
Ending Period Amount	$16,693,898.70
Next Distribution Date Required Amount	$15,943,721.67

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.34%	2.44%	2.44%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	57,342	98.39%	$823,914,480.08
30 - 60 Days	0.95%	552	1.22%	$10,249,254.50
61 - 90 Days	0.24%	139	0.32%	$2,707,623.66
91 + Days	0.05%	28	0.06%	$492,447.49
		58,061		$837,363,805.73
Total
Delinquent Receivables 61 + days past due	0.29%	167	0.38%	$3,200,071.15
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	171	0.36%	$3,140,261.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	178	0.35%	$3,156,075.54
Three-Month Average Delinquency Ratio	0.29%		0.36%

Repossession in Current Period		61		$1,245,572.73
Repossession Inventory		122		$907,769.39

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,576,694.85
Recoveries				$(740,341.32)
Net Charge-offs for Current Period				$836,353.53

Beginning Pool Balance for Current Period				$872,101,067.05

Net Loss Ratio				1.15%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				0.48%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$9,970,445.86
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$4,240,998.94
Number of Extensions				205